Financial Assets Measured at Fair Value Through Profit and Loss (Details) - Other Unquoted Shares [Member]	Jun. 30, 2024	Dec. 31, 2022
United Kingdom [Member] | Zero Carbon Farms Ltd [Member]
Financial Assets Measured At Fair Value Through Profit And Loss [Line Items]
Percentage of equity interest	5.00%	5.00%
Malaysia [Member] | Unique Fire Holdings Berhad [Member]
Financial Assets Measured At Fair Value Through Profit And Loss [Line Items]
Percentage of equity interest	0.10%	0.10%